Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of financial assets at fair value
	As at 31 January 2020	As at 31 July 2019
Financial assets at fair value
Cash	$3,374,079	$9,004,716
Convertible loan receivable	948,310	52,225

Total financial assets at fair value	$4,322,389	$9,056,941

	As at 31 July 2019	As at 31 July 2018
Financial assets at fair value
Cash	$9,004,716	$324,837
Convertible loan receivable	52,225	—

Total financial assets at fair value	$9,056,941	$324,837